Acquisitions Acquisitions (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2011	Mar. 31, 2013	Dec. 31, 2012	Apr. 02, 2011
Acquisitions [Abstract]
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net				$ 39,900,000
Business Acquisition, Cost of Acquired Entity, Cash Paid				20,000,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable				19,900,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount				87,400,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		49,300,000.00		0.59
Business Acquisition, Cost of Acquired Entity, Escrow Deposit Used to Fund Post Closing Employment Related Obligations	13,500,000
Business Acquisition Cost of Acquired Entity Escrow Deposit Used to Fund Post Closing Employment Related Obligations Shares	0.8
BusinessAcquisitionCashEscrowReturned		(1,900,000)	1,400,000
BusinessAcquisitionShareEscrowReturnedShares		(200,000)	200,000
BusinessAcquisitionShareEscrowReturnedValue		$ (1,300,000)	$ 1,400,000